OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The following table summarizes the components of the Group’s other current assets as of the dates presented:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Advances to vendors	¥146,398	¥103,747
Deferred listing expenses	100,180	-
Prepaid expenses	57,827	70,621
Others	40,692	58,422
Total	¥345,097	¥232,790

The following table summarizes the components of the Group’s other current assets as of the dates presented:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Advances to vendors	¥103,747	¥111,042
Prepaid expenses	70,621	87,155
Others	58,422	57,958
Total	¥232,790	¥256,155